Property, Plant and Equipment - Narrative (Details) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) project	Jun. 30, 2025 USD ($) project	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($) project	Jun. 30, 2026 USD ($) project	Jun. 30, 2025 USD ($) project	Dec. 31, 2025 USD ($) project solar_project	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant, and Equipment [Line Items]
Development costs	$ 48,100				$ 48,100		$ 61,700	$ 91,800
Number of solar projects | solar_project							2
Insurance recovery receivable							$ 9,100
Impairment of long-lived assets, net and termination costs	26,942	$ 4,980		$ 12,900	27,405	$ 18,645	46,846	88,410	$ 59,294
Number of development stage projects | project				2
Upfront payments to customers, impairment loss								$ 3,500
Power Purchase Agreements ("PPA")
Property, Plant, and Equipment [Line Items]
Loss on contract termination						1,000	6,800
Plant and equipment
Property, Plant, and Equipment [Line Items]
Upfront payments to customers, impairment loss						1,600	5,000
Plant and equipment
Property, Plant, and Equipment [Line Items]
Number of solar projects | project		2
Damage from infrequent event							9,100
Insurance proceeds from fire damage					3,600		1,200
Impairment of long-lived assets, net and termination costs	$ 26,900				$ 27,400
Long-lived assets, impairment loss		$ 5,000	$ 12,700			17,700	$ 40,100
Impairment loss, deposit forfeited for damages						$ 800
Number of operational wind project impairments | project		2				2	2
Number of development stage projects | project		6				6	9
Capitalized cost, impairment loss						$ 800	$ 800
Number of projects terminated | project	3				3
Plant and equipment | In-Development Solar Project, Outlook
Property, Plant, and Equipment [Line Items]
Impairment of long-lived assets, net and termination costs	$ 11,100
Plant and equipment | In-Development Solar Project, Reallocation
Property, Plant, and Equipment [Line Items]
Impairment of long-lived assets, net and termination costs	$ 7,700